UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gayle P. De Santis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Gayle P. De Santis         New York, NY              October 21, 2005
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          72

Form 13F Information Table Value Total:  $   203045
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bisys Group Cv Sub Deb         CONV             055472AB0     1491  1500000 PRN      SOLE                                    1500000
Mercury Interactive Cv Sub Deb CONV             589405AB5     2113  2105000 PRN      SOLE                                    2105000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      808   840000 PRN      SOLE                                     840000
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8     1006  1000000 PRN      SOLE                                    1000000
Valeant Pharmaceuticals Cv Sub CONV             91911XAC8     1722  1900000 PRN      SOLE                                    1900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5610  6000000 PRN      SOLE                                    6000000
AP Pharma                      COM              00202J104      180   103500 SH       SOLE                                     103500
Acxiom                         COM              005125109     2383   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     1791   147025 SH       SOLE                                     147025
AmSurg                         COM              03232P405     1803    65910 SH       SOLE                                      65910
American Healthways            COM              02649v104      369     8700 SH       SOLE                                       8700
Artesyn Technologies           COM              043127109     1248   134215 SH       SOLE                                     134215
ArthroCare                     COM              043136100     1299    32300 SH       SOLE                                      32300
Avid Technology                COM              05367P100      929    22440 SH       SOLE                                      22440
BISYS Group                    COM              055472104     6242   464768 SH       SOLE                                     464768
Baldor Electric                COM              057741100     7453   294005 SH       SOLE                                     294005
Biomet                         COM              090613100     3773   108715 SH       SOLE                                     108715
Brady                          COM              104674106      619    20000 SH       SOLE                                      20000
Buckeye Partners LP Unit       COM              118230101      320     6720 SH       SOLE                                       6720
CYTYC                          COM              232946103     4321   160925 SH       SOLE                                     160925
Celgene                        COM              151020104     1073    19750 SH       SOLE                                      19750
Charles River Labs             COM              159864107     1196    27430 SH       SOLE                                      27430
Computer Programs and Systems  COM              205306103      691    20000 SH       SOLE                                      20000
Digital River                  COM              25388b104     1292    37075 SH       SOLE                                      37075
Dionex                         COM              254546104     6158   113510 SH       SOLE                                     113510
ExxonMobil                     COM              30231G102      248     3900 SH       SOLE                                       3900
Factset Research System        COM              303075105     4669   132505 SH       SOLE                                     132505
Forrester Research             COM              346563109     6348   304905 SH       SOLE                                     304905
Genzyme                        COM              372917104     3118    43520 SH       SOLE                                      43520
Haemonetics                    COM              405024100    12294   258650 SH       SOLE                                     258650
Health Care Properties         COM              421915109      761    28200 SH       SOLE                                      28200
HealthSouth                    COM              421924101      103    24855 SH       SOLE                                      24855
Hecla Mining                   COM              422704106      109    25000 SH       SOLE                                      25000
ICON PLC ADR                   COM              45103T107     4005    80095 SH       SOLE                                      80095
IDEXX Laboratories             COM              45168D104    10917   163235 SH       SOLE                                     163235
ITRON                          COM              465741106     4157    91050 SH       SOLE                                      91050
Impath Liquidating TR Cl A     COM              45256P100      200    98900 SH       SOLE                                      98900
Interferon Sciences            COM              458903408       29   225000 SH       SOLE                                     225000
Intermagnetics General         COM              458771102     1119    40040 SH       SOLE                                      40040
Invitrogen                     COM              46185r100      316     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     2033   104800 SH       SOLE                                     104800
Johnson & Johnson              COM              478160104     5772    91214 SH       SOLE                                      91214
KV Pharmaceutical Cl A         COM              482740206     5099   286937 SH       SOLE                                     286937
Kaydon                         COM              486587108     1499    52750 SH       SOLE                                      52750
Keystone Automotive            COM              49338N109    15399   534505 SH       SOLE                                     534505
Manhattan Associates           COM              562750109     4940   212950 SH       SOLE                                     212950
MedQuist                       COM              584949101     1496   119200 SH       SOLE                                     119200
Medicis Pharmaceutical         COM              584690309     5236   160825 SH       SOLE                                     160825
Medimmune                      COM              584699102      201     5975 SH       SOLE                                       5975
Mentor                         COM              587188103     2750    50000 SH       SOLE                                      50000
Microtek Medical Holdings      COM              59515B109     2959   797700 SH       SOLE                                     797700
Mittal Steel                   COM              60684P101      230     8000 SH       SOLE                                       8000
O'Reilly Automotive            COM              686091109     4461   158310 SH       SOLE                                     158310
Orthofix                       COM              N6748L102     4023    92270 SH       SOLE                                      92270
Peregrine Systems              COM              71366Q200     3750   148450 SH       SOLE                                     148450
Pharmaceutical Prod Dvlpt      COM              717124101     9610   167100 SH       SOLE                                     167100
Quaker Chemical                COM              747316107      716    41200 SH       SOLE                                      41200
RF Monolithics                 COM              74955F106       64    10500 SH       SOLE                                      10500
SBC Communications             COM              78387G103      264    11000 SH       SOLE                                      11000
SEI Corp                       COM              784117103     6238   166000 SH       SOLE                                     166000
Sanmina-SCI                    COM              800907107     1566   364967 SH       SOLE                                     364967
Seitel                         COM              816074405     1664  1094746 SH       SOLE                                    1094746
Skyworks Solutions             COM              020753109     1826   260150 SH       SOLE                                     260150
Specialty Laboratories         COM              84749r100     1849   139750 SH       SOLE                                     139750
Symbol Technology              COM              871508107     5707   589606 SH       SOLE                                     589606
UQM Technologies               COM              903213106      242    58800 SH       SOLE                                      58800
Valeant Pharmaceuticals Int'l  COM              91911x104     6227   310117 SH       SOLE                                     310117
Veeco Instruments              COM              922417100      595    37100 SH       SOLE                                      37100
VistaCare                      COM              92839Y109     1236    85450 SH       SOLE                                      85450
Zebra Technologies             COM              989207105      431    11030 SH       SOLE                                      11030
Vanguard Total Stock Mkt Index EF               922908306      502 17000.005SH       SOLE                                  17000.005
Information Resources Continge WT               45676E107      173   314000 SH       SOLE                                     314000